Stock-based Compensation - Summary of Stock Options Outstanding and Related Activity (Detail) - Employee Stock Option - Parent Company [Member] shares in Thousands	12 Months Ended
Sep. 30, 2017 $ / shares shares
Options (in shares):
Stock options outstanding at September 30, 2016 | shares	4,231
Granted | shares	318
Exercised | shares	(573)
Stock options outstanding at September 30, 2017 | shares	3,976
Stock options vested and exercisable at September 30, 2017 | shares	3,580
Stock options outstanding and expected to vest | shares	3,976
Weighted Average Exercise Price (in dollars per share):
Stock options outstanding at September 30, 2016	$ 9.48
Granted	15.39
Exercised	11.28
Stock options outstanding at September 30, 2017	9.69
Stock options vested and exercisable at September 30, 2017	9.12
Stock options outstanding and expected to vest	9.69
Weighted Average Grant Date Fair Value (in dollars per share):
Stock options outstanding at September 30, 2016	3.80
Granted	5.96
Exercised	4.48
Stock options outstanding at September 30, 2017	3.88
Stock options vested and exercisable at September 30, 2017	3.67
Stock options outstanding and expected to vest	$ 3.88